Taxes on Income (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes on Income [Abstract]
Beginning Balance	$ 4,024	$ 3,280	$ 2,492
Increase due to consolidation in a subsidiary		66	227
Decrease related to prior years' tax positions	(198)	(135)	(286)
Increase related to current year tax positions	2,775	813	847
Ending Balance	$ 6,601	$ 4,024	$ 3,280